UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09471

        Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 5.3% (3.4% of Total Investments)
$ 205	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	Caa1	$204,647
	5.350%, 4/01/08
2,115	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	A–	1,929,663
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	277,540
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	526,721
	Center, Series 2006A, 5.000%, 12/01/31

3,280	Total Consumer Discretionary			2,938,571

	Consumer Staples – 2.5% (1.6% of Total Investments)
1,485	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,395,989
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 13.8% (8.9% of Total Investments)
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	628,869
	Series 2004, 5.250%, 4/01/34
980	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	AAA	994,063
	Maryland – College Park, Series 2001, 5.000%, 7/01/19 – AMBAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	1,447,875
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	468,105
	Series 2004, 5.125%, 7/01/34
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	482,386
	College of Art, Series 2007, 5.000%, 6/01/36
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	428,958
	High School, Series 2005A, 6.000%, 5/01/35
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	619,637
	Center Project, Series 2005A, 5.000%, 5/01/20
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
215	5.375%, 2/01/19	2/09 at 101.00	BBB–	207,419
410	5.375%, 2/01/29	2/09 at 101.00	BBB–	363,395
500	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A,	4/13 at 100.00	AA	511,350
	5.000%, 4/01/19
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA	810,560
	5.000%, 10/01/22
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	742,797
	4.500%, 11/01/36

8,105	Total Education and Civic Organizations			7,705,414

	Health Care – 32.8% (21.0% of Total Investments)
1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	1,212,614
	Maryland Medical System, Series 2006, 5.000%, 7/01/36
750	Maryland Health and Higher Educational Facilities Authority, Auction Rate Revenue Bonds, Johns	4/08 at 100.00	A+	750,000
	Hopkins Health System, Series 2007B, 7.500%, 5/15/38 – FGIC Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	979,520
	Medical Center, Series 1998, 5.125%, 7/01/28 – FSA Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/08 at 102.00	A2	931,640
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,009,390
	General Hospital, Series 2002, 6.000%, 7/01/26
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	Baa1	337,184
	Center, Series 2006, 5.000%, 7/01/40
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	661,043
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa2	621,257
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	433,715
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	587,067
	Medical Center, Series 2001, 5.000%, 7/01/34 – MBIA Insured
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	A+	1,219,238
	Hospital, Series 2001, 5.000%, 5/15/21
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	502,550
	Hospital, Series 2004, Inverse 1003, 8.288%, 7/01/33 (IF)
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,268,164
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	900,460
	Institute, Series 2003, 5.500%, 7/01/33
485	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	469,330
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	665,854
	Series 2004, 5.375%, 8/15/24
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	344,164
270	5.500%, 7/01/42	7/17 at 100.00	BBB	239,868
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	943,570
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	620,725
	Medical Center, Series 2006, 5.000%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	895,280
	Cecil County, Series 2005, 5.000%, 7/01/35
680	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	612,286
	Hospital, Series 2008, 5.750%, 1/01/38
570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union	7/08 at 101.00	A3	552,763
	Hospital of Cecil County, Series 1998, 5.100%, 7/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/08 at 100.00	B3	524,426
	5.300%, 7/01/24

19,665	Total Health Care			18,282,108

	Housing/Multifamily – 19.2% (12.3% of Total Investments)
750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek	10/08 at 102.00	AAA	723,338
	Apartments, Series 1998A, 5.250%, 10/20/33
2,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1998A, 5.625%,	7/08 at 101.00	Aa2	1,919,860
	1/01/40 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	950,810
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
215	4.250%, 10/01/10	No Opt. Call	B2	206,314
50	5.000%, 10/01/15	10/13 at 100.00	B2	45,799
210	5.625%, 10/01/23	10/13 at 100.00	B2	182,759
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/11 at 101.00	N/R	1,594,404
	University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	428,388
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/08 at 101.00	Aaa	705,053
	Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,014,459
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	1,906,300
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

11,250	Total Housing/Multifamily			10,677,484

	Housing/Single Family – 8.4% (5.4% of Total Investments)
250	Maryland Community Development Administration Department of Housing and Community Development,	3/17 at 100.00	Aa2	230,108
	Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	276,318
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,200	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,101,840
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	726,304
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	433,510
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)
485	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B,	9/10 at 100.00	Aa2	496,427
	5.450%, 9/01/32 (Alternative Minimum Tax)
970	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	Aa2	850,195
	4.900%, 9/01/36 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	546,684
	4.750%, 9/01/25 (Alternative Minimum Tax)

5,120	Total Housing/Single Family			4,661,386

	Industrials – 2.5% (1.6% of Total Investments)
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	392,468
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,003,520
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

1,410	Total Industrials			1,395,988

	Long-Term Care – 3.5% (2.2% of Total Investments)
850	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	708,747
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	267,810
	2006A, 5.400%, 1/01/31
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm	1/17 at 100.00	N/R	589,824
	Presbyterian Community, Series 2007A, 5.250%, 1/01/27
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	357,667
	Retirement Community, Series 2007, 4.750%, 7/01/34

2,310	Total Long-Term Care			1,924,048

	Tax Obligation/General – 23.7% (15.2% of Total Investments)
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
730	5.000%, 3/01/21	3/16 at 100.00	AAA	748,287
565	5.000%, 3/01/21	3/16 at 100.00	AAA	579,153
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue,	6/11 at 101.00	AAA	3,423,524
	5.000%, 6/01/27
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	322,779
500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA	520,575
	5.000%, 11/01/20
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	641,640
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	523,315
1,360	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/21	2/09 at 101.00	AAA	1,362,475
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA+	1,057,130
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,470,976
	2006, 5.000%, 5/01/16
740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 – FGIC Insured	3/11 at 101.00	A1	745,224
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA+	1,050,170
	Series 2003A, 5.000%, 10/01/17
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	751,275
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16

12,855	Total Tax Obligation/General			13,196,523

	Tax Obligation/Limited – 16.7% (10.7% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A,	1/15 at 101.00	N/R	510,969
	5.350%, 7/01/34
535	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	544,876
	Project, Series 2002, 5.000%, 7/01/12
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	300,461
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,663,785
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,484,678
	Headquarters Building, Series 2002, 5.375%, 6/01/19
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	395,241
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AAA	783,223
	2003A, 5.000%, 6/30/14 – MBIA Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	214,458
	2005, 5.200%, 7/01/34
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	356,198
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	950,900
	7/01/31 – AMBAC Insured
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	727,503
	5.500%, 7/01/19 – MBIA Insured
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,369,025
	6.375%, 10/01/19

9,235	Total Tax Obligation/Limited			9,301,317

	Transportation – 1.0% (0.7% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	AAA	623,506
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured

	U.S. Guaranteed – 22.7% (14.5% of Total Investments) (4)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	A+ (4)	1,007,631
	FGIC Insured (ETM)
215	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AAA	231,925
	(Pre-refunded 7/01/16) – AMBAC Insured
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
465	5.700%, 9/01/20 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	493,942
500	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	531,600
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	552,045
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A (4)	633,239
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (4)	669,313
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A (4)	2,131,719
	Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)
775	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	880,423
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,300	5.500%, 10/01/32	10/10 at 101.00	AAA	2,386,295
1,700	5.500%, 10/01/40	10/10 at 101.00	AAA	1,762,101
1,300	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,354,483
	5.750%, 7/01/20 (Pre-refunded 7/01/10)

11,980	Total U.S. Guaranteed			12,634,716

	Utilities – 1.6% (1.1% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	5/08 at 100.00	N/R	946,380
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Water and Sewer – 2.1% (1.4% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AAA	279,594
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AAA	517,239
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	385,076
	2005A, 5.000%, 9/01/15

1,180	Total Water and Sewer			1,181,909

$ 89,525	Total Investments (cost $90,301,574) – 155.8%			86,865,339

	Other Assets Less Liabilities – 1.6%			880,028

	Preferred Shares, at Liquidation Value – (57.4)% (5)			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$55,745,367

Forward Swaps outstanding at February 29, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$650,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ 50,936
Royal Bank of Canada	900,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	50,509

								$101,445

USD–LIBOR (United States Dollar-London Inter-Bank Offered Rate).
SIFM–The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and
XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-
insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.8)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $90,302,420.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 909,717
Depreciation	(4,346,798)

Net unrealized appreciation (depreciation) of investments	$(3,437,081)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008